UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                 |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Matrix Asset Advisors, Inc.

                                 Address: 747 Third Avenue, 31st Floor

                                          New York, NY  10017

                                 13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                February 12, 2008
- ------------------------      -------------------         --------------------
                                |_|  13F HOLDINGS REPORT.
                                |_|  13F NOTICE.
                                |X|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:1

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total:55

Form 13F Information Table Value Total:1,398,482

List of Other Included Managers:1

No. 13F File Number                       Name
    028-12230                             ALPS ADVISERS, INC.

Matrix Asset Advisors, Inc.
FORM 13F
31-Dec-07

                                                                                                     Voting Authority
                                                                                                    ------------------
                                 Title of                    Value    Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                    class        CUSIP       (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers   Sole     Shared  None
------------------------------   --------   ------------   --------   --------  ---  ----  -------  --------   -------  ------  ----


3M Company                       COM        88579y101      42995       509904   SH         Sole      108800      401104
AT&T Inc.                        COM        00206r102        287         6913   SH         Sole                    6913
American International Group I   COM        026874107      50093       859232   SH         Sole      163000      696232
Analog Devices                   COM        032654105      35019      1104710   SH         Sole      290000      814710
BP PLC - ADR                     COM        055622104        332         4544   SH         Sole                    4544
Bank of America Corp.            COM        060505104      45368      1099574   SH         Sole      226000      873574
Becton, Dickinson & Co.          COM        075887109        209         2500   SH         Sole                    2500
CVS Caremark Corp.               COM        126650100        305         7684   SH         Sole                    7684
Calpine Corporation              COM        131347106          3        10000   SH         Sole                   10000
Chevron Corp.                    COM        166764100      56730       607838   SH         Sole      120000      487838
Chubb Corp.                      COM        171232101        242         4428   SH         Sole                    4428
Cisco Systems Inc                COM        17275R102      36406      1344903   SH         Sole      283900     1061003
Citigroup                        COM        172967101      36356      1234919   SH         Sole      244000      990919
Coca Cola                        COM        191216100       1476        24051   SH         Sole                   24051
Comcast Corp. - Special Class    COM        20030N200      38231      2109867   SH         Sole      540000     1569867
ConocoPhillips                   COM        20825c104      57087       646510   SH         Sole      140000      506510
Covidien Ltd                     COM        G2552X108      55918      1262552   SH         Sole      265000      997552
Dell Inc                         COM        24702r101      45517      1857073   SH         Sole      411000     1446073
Devon Energy Co.                 COM        25179m103      50053       562963   SH         Sole      116000      446963
Discover Financial Services      COM        254709108       8885       589184   SH         Sole      153000      436184
Enviornmental Energy Service     COM        29406q101          0        10000   SH         Sole                   10000
Exxon Mobil Corporation          COM        30231g102       3027        32305   SH         Sole                   32305
First Place Financial Corp.      COM        33610t109        313        22401   SH         Sole                   22401
Gap Inc.                         COM        364760108      21275       999780   SH         Sole      190100      809680
General Electric Co.             COM        369604103      53059      1431314   SH         Sole      281500     1149814
Intel Corporation                COM        458140100      41714      1564675   SH         Sole      340000     1224675
J. P. Morgan Chase & Co.         COM        46625H100      44840      1027263   SH         Sole      206000      821263
Johnson & Johnson                COM        478160104      11779       176600   SH         Sole       34000      142600
McGraw Hill Inc.                 COM        580645109      20234       461853   SH         Sole      110000      351853
Merck & Co., Inc.                COM        589331107        825        14202   SH         Sole                   14202
Merrill Lynch & Co.              COM        590188108      41214       767781   SH         Sole      182000      585781
MicroIslet, Inc.                 COM        59507q106         22        44500   SH         Sole                   44500
Microsoft Corporation            COM        594918104      59442      1669710   SH         Sole      313000     1356710
Morgan Stanley                   COM        617446448      46034       866763   SH         Sole      190000      676763
Novellus Systems                 COM        670008101      39761      1442168   SH         Sole      315300     1126868
Office Depot Inc.                COM        676220106      14734      1059203   SH         Sole      287000      772203
Pfizer, Inc.                     COM        717081103      44270      1947625   SH         Sole      392000     1555625
Ross Stores Inc.                 COM        778296103        680        26580   SH         Sole                   26580
Royal Dutch Shell PLC ADR - A    COM        780259206        297         3525   SH         Sole                    3525
Staples, Inc.                    COM        855030102      35862      1554472   SH         Sole      352000     1202472
Symantec Corp.                   COM        871503108      25455      1577165   SH         Sole      382000     1195165
Taiwan Semiconductor S.A.        COM        874039100       7947       797865   SH         Sole      160000      637865
Teva Pharma Inds ADR             COM        881624209      49314      1060970   SH         Sole      207000      853970
Time Warner Cable                COM        88732J108        813        29465   SH         Sole                   29465
Time Warner Inc                  COM        887317105      50136      3036716   SH         Sole      642000     2394716
Tyco Electronics Ltd             COM        G9144P105      19949       537280   SH         Sole      103250      434030
Tyco International LTD.          COM        G9143X208      43980      1109212   SH         Sole      238000      871212
Verizon Communications           COM        92343v104        414         9485   SH         Sole                    9485
Wachovia Corp.                   COM        929903102        340         8930   SH         Sole                    8930
Wal-Mart Stores, Inc.            COM        931142103      55462      1166884   SH         Sole      239000      927884
Western Union                    COM        959802109      58871      2424681   SH         Sole      498000     1926681
Wyeth                            COM        983024100      44906      1016201   SH         Sole      215000      801201
E-Kong Group Ltd.                           G2952Q109          1        12500   SH         Sole                   12500
Prism Support Hldgs LLC                     3030551            0       250000   SH         Sole                  250000
OceanBoy Farms Inc.                         674990528          0       124995   SH         Sole                  124995
REPORT SUMMARY                           55 DATA RECORDS   1398482    42134418                      8937850    33196568
                                                                                 1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                                                                                   ALPS Advisers, Inc.